Deposits Non-current (Tables)	12 Months Ended
Jun. 30, 2018
Subclassifications Of Assets Liabilities And Equities [Abstract]
Summary of Deposits Non-current
	2018	2017
	$'000	$'000
Other	125	59
	125	59